Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3,731	$ 12,950	$ 14,329	$ 15,154
Capitalized interest, incremental and other internal costs		16,832	16,832
Additional capitalized interest and other costs		0	0
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized development costs of computer software		$ 4,569	$ 4,609